Income Taxes (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current Tax Provision:
Federal income tax (benefit) at statutory rate (15%)	$ 305,739	$ (17,646)
State tax (benefit) at rate of 5%	101,913	(5,882)
Pre-merger pass-through income of Alpine Industries, LLC	$ (107,400)
Derivatives (net)			$ (343,701)
Change in valuation allowance			43,449	23,528
Total current tax provision